Interest expense and other financial costs	12 Months Ended
Dec. 31, 2023
Interest expense and other financial costs [Abstract]
Interest expense and other financial costs
19	Interest expense and other financial costs

This caption at December 31, 2023, 2022 and 2021, is comprised as follows:

	2023	2022	2021
Interest on financial debt	$9,411	$9,096	$14,689
Interest on financial related parties	16,290	18,227	10,329
Interest expense on leasing agreements	28,783	28,568	34,146
Other financial expenses	8,546	5,257	3,236
Amortization of transaction cost associated with financial debt	36	415	176
	$63,066	$61,563	$62,576